Average Annual Total Returns{- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-14 - Fidelity Intermediate Municipal Income Fund	Fidelity Advisor Intermediate Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Intermediate Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Intermediate Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB042 Past 1 year	LB042 Past 5 years	LB042 Past 10 years
Total	(3.13%)	2.41%	2.26%	(3.17%)	2.38%	2.23%	(1.25%)	2.30%	2.23%	(3.18%)	2.42%	2.28%	(0.90%)	2.47%	2.06%	1.16%	3.50%	2.93%	1.19%		4.27%	[1]	Oct. 02, 2018	1.52%	4.17%	3.72%	0.86%	3.57%	3.05%

[1]	(a)Since inception October 2, 2018.